Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Payments [Abstract]
Schedule of Stock Options

The continuity of stock options during the period were as follows:

	2025		2024
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	4,434,800	4.07	4,177,217	3.10
Granted	2,350,000	18.03	1,100,000	5.94
Exercised	(554,333)	(3.26)	(754,917)	(1.44)
Forfeited	(126,667)	(4.84)	(87,500)	(3.86)
Outstanding, December 31	6,103,800	9.51	4,434,800	4.07

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2025:

	Options Outstanding			Options Exercisable
Range of Price (C$)	Number of Options Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)	Number of options exercisable	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)
$2.00 – $3.00	1,691,800	1.29	2.87	1,691,800	1.29	2.87
$3.01 – $6.00	1,914,000	3.51	5.15	954,002	3.27	4.78
$6.01 – $9.00	348,000	3.36	7.44	148,000	2.33	6.26
$6.01 – $16.00	2,150,000	4.76	18.93	–	–	–
	6,103,800	3.33	9.51	2,793,802	2.02	3.70

Schedule of Stock Options Granted the Fair Values and The Assumptions used in the Black-Scholes Option Pricing

The following is a summary of the stock options granted during the period, the fair values and the assumptions used in the Black-Scholes option pricing formula:

For the twelve months ended December 31	2025		2024

Number of options granted		2,350,000		1,100,000
Weighted average share price on grant date	C$	18.03	C$	5.94
Weighted average risk-free interest rate		2.68%		2.98%
Weighted average dividend yield		Nil		Nil
Weighted average stock price volatility		55%		56%
Weighted average period to expiry (years)		3.75		3.8
Weighted average grant date fair value per share		$11.09		$1.85